UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10269
                                                     ---------

                       UBS Equity Opportunity Fund, L.L.C.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2008
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       UBS EQUITY OPPORTUNITY FUND, L.L.C.
                              Financial Statements
                                   (Unaudited)



                               Semi Annual Report
                  Period from January 1, 2008 to June 30, 2008

                       UBS EQUITY OPPORTUNITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008





                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital....................      1

Statement of Operations..................................................      2

Statements of Changes in Members' Capital................................      3

Statement of Cash Flows..................................................      4

Notes to Financial Statements............................................      5

Schedule of Portfolio Investments........................................     13

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2008

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value
   (cost $74,132,000)                                             $ 139,723,350
Cash and cash equivalents                                             3,200,680
Receivable from Investment Funds                                     28,089,095
Interest receivable                                                       1,432
Other assets                                                             32,329
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        171,046,886
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               11,140,246
   Professional fees                                                    239,310
   Management fee                                                       146,414
   Administration fee                                                    44,161
   Other                                                                 62,589
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    11,632,720
--------------------------------------------------------------------------------

NET ASSETS                                                        $ 159,414,166
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $  93,822,816
Accumulated net unrealized appreciation on investments               65,591,350
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                  $ 159,414,166
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                            UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                        STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                           $     27,597
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  27,597
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                          865,333
Professional fees                                                       121,500
Administration fee                                                       81,507
Interest expense                                                         43,381
Directors fee                                                            21,674
Custodian fee                                                             5,328
Other                                                                    62,151
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,200,874
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,173,277)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS

Net realized gain from investments                                   11,338,548
Net change in unrealized depreciation from investments              (17,144,743)
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                    (5,806,195)
--------------------------------------------------------------------------------

NET DECREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                     $ (6,979,472)
--------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                                            UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                                                      STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                   PERIOD  FROM  JANUARY  1, 2008 TO JUNE 30, 2008 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
                                                           UBS Fund
                                                         ADVISOR, L.L.C.               MEMBERS                       TOTAL
-------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2007                       $ 1,077,975              $ 177,107,144                 $ 178,185,119

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                            (185)                (2,642,369)                   (2,642,554)
  Net realized gain from investments                            1,805                  7,419,302                     7,421,107
  Net change in unrealized
         appreciation/depreciation from investments             3,865                 16,819,074                    16,822,939
Incentive Allocation                                        1,079,676                 (1,079,676)                            -
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                            1,085,161                 20,516,331                    21,601,492
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              -                  3,061,535                     3,061,535
  Members' withdrawals                                     (1,084,433)               (24,116,348)                  (25,200,781)
  Offering costs                                                   (1)                    (2,494)                       (2,495)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                         (1,084,434)               (21,057,307)                  (22,141,741)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2007                     $ 1,078,702              $ 176,566,168                 $ 177,644,870
-------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                           $ (81)             $  (1,173,196)                $  (1,173,277)
  Net realized gain from investments                            2,978                 11,335,570                    11,338,548
  Net change in unrealized
         appreciation/depreciation from investments            (4,504)               (17,140,239)                  (17,144,743)
Incentive Allocation                                                -                          -                             -
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                               (1,607)                (6,977,865)                   (6,979,472)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                              -                    922,500                       922,500
  Members' withdrawals                                     (1,032,275)               (11,140,246)                  (12,172,521)
  Offering costs                                                    -                     (1,211)                       (1,211)
-------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                         (1,032,275)               (10,218,957)                  (11,251,232)
-------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2008                         $    44,820              $ 159,369,346                 $ 159,414,166
-------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

                                                                   UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                                               STATEMENT OF CASH FLOWS
                                                                                           (UNAUDITED)
------------------------------------------------------------------------------------------------------

                                                          PERIOD FROM JANUARY 1, 2008 TO JUNE 30, 2008

------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Members' capital derived from operations                                 $ (6,979,472)
Adjustments to reconcile net decrease in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                  (21,000,000)
Proceeds from disposition of investments                                                   34,788,548
Net realized gain from investments                                                        (11,338,548)
Net change in unrealized appreciation/depreciation from investments                        17,144,743
Changes in assets and liabilities:
   (Increase) Decrease in assets:
       Advance subscription in Investment Funds                                            21,000,000
       Receivable from Investment Funds                                                     5,330,905
       Interest receivable                                                                        300
       Other assets                                                                           (32,329)
    Increase (Decrease) in payables:
       Professional fees                                                                        1,492
       Management fee                                                                         (11,863)
       Administration fee                                                                       8,943
       Other                                                                                    2,449
------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                  38,915,168

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                          922,500
Members' withdrawals                                                                      (13,314,289)
Adviser withdrawals                                                                        (1,032,275)
Principal payment of loan                                                                 (24,210,000)
Interest payable                                                                              (30,511)
Offering costs                                                                                 (1,211)
------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                     (37,665,786)

Net increase in cash and cash equivalents                                                   1,249,382
Cash and cash equivalents--beginning of period                                              1,951,298
------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                 $  3,200,680
------------------------------------------------------------------------------------------------------

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
      Interest paid                                                                      $     73,892
------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Equity Opportunity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on May 3, 2000. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns in the U.S. equity market. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on March 1, 2001.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements (See Schedule of Portfolio Investments).

     Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. FAS 157 was adopted as of January 1, 2008 by the Fund.

     Various inputs are used in determining the value of the Fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.
     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3--significant unobservable inputs (including Fund's own assumptions in determining the fair value of investments.)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------


2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     The following is a summary of the inputs used, as of June 30, 2008, in valuing the Fund's assets at fair value.

     ---------------------------------------------------------------------------
     VALUATION INPUTS                              OTHER FINANCIAL INSTRUMENTS *
     ---------------------------------------------------------------------------
     Level 1 - Quoted Prices                                      $            -
     ---------------------------------------------------------------------------
     Level 2 - Other Significant Observable Inputs                             -
     ---------------------------------------------------------------------------
     Level 3 - Other Significant Unobservable Inputs                 139,723,350
     ---------------------------------------------------------------------------
     TOTAL                                                        $  139,723,350
     ---------------------------------------------------------------------------

     *    Other Financial Instruments include investments in Investment Funds.

     The  following  is  a  reconciliation   of  assets  in  which   significant
     unobservable inputs (Level 3) were used in determining fair value:

     ---------------------------------------------------------------------------
                                                  OTHER FINANCIAL INSTRUMENTS *
     ---------------------------------------------------------------------------
     BALANCE AS OF DECEMBER 31, 2007                              $ 159,318,093
     ---------------------------------------------------------------------------
       Accrued discounts/premiums                                             -
     ---------------------------------------------------------------------------
       Realized gain/(loss)                                          11,338,548
     ---------------------------------------------------------------------------
       Change in unrealized appreciation/(depreciation)             (17,144,743)
     ---------------------------------------------------------------------------
       Net purchases/(sales)                                        (13,788,548)
     ---------------------------------------------------------------------------
       Transfers in and/or out of Level 3                                     -
     ---------------------------------------------------------------------------
     BALANCE AS OF JUNE 30, 2008                                  $ 139,723,350
     ---------------------------------------------------------------------------

     *    Other Financial Instruments include investments in Investment Funds.

     B.   INCOME RECOGNITION

     Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the cost recovery basis.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES

     The Fund has reclassified $1,173,277 and $11,338,548 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions during the six month period ended June 30, 2008. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2008 and had no effect on net assets.

     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" tobe sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 - 2006) and the positions to be taken for the federal income tax return to be filed for the tax year ended December 31, 2007 for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund recognizes interest and penalties.

     Each member if any related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F.   REPURCHASE AGREEMENTS

     From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2008, there were no outstanding repurchase agreements.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     G.   USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 1% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below.

     The Management Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the Management Fee is paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser or Administrator as described above.

     The Adviser is entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net increase in Members Capital derived from a operations), if any, that would have been credited to the Member's capital account for such period. A Special
     Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation for the period from January 1, 2008 to June 30, 2008 and $1,079,676 for the year ended December 31, 2007 and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     The Adviser withdrew $1,032,275 from their capital account for the period from January 1, 2008 to June 30, 2008 and $1,084,433 in the year ended December 31, 2007.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with eleven other UBS funds where UBS Fund Adviser LLC is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2008 to June 30, 2008 were $21,674, which is included in director fee expense.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

     PNC Global Investment Servicing (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC Global Investment Servicing receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC Global Investment Servicing.

5.   LOAN PAYABLE

     The Fund, along with other UBS sponsored funds, maintains a $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, a Canadian chartered bank acting through its Chicago branch. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its Total Eligible Asset Value as defined by the credit agreement. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period from January 1, 2008 to June 30, 2008, the Fund's average interest rate paid on borrowings was 5.45% per annum and the average borrowings outstanding were $1,591,703. The Fund had no borrowings outstanding at June 30, 2008. Interest expense for the period from January 1, 2008 to June 30, 2008 was $43,381. The Fund had no interest payable at June 30, 2008.

     On July 29, 2008, the Fund, along with other UBS sponsored funds, renewed the $200,000,000 committed, unsecured revolving line of credit with Bank of Montreal, for one year with a termination

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

5.   LOAN PAYABLE (CONTINUED)

     date of July 28, 2009. The provisions and terms of the renewed line of credit are consistent with the previous year's line of credit agreement except for certain new loan covenants. The new loan covenants address portfolio diversification limits and maximum portfolio loss levels.

6.   INVESTMENTS

     As of June 30, 2008, the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of Investment Funds for the period from January 1, 2008 to June 30, 2008, amounted to $21,000,000 and $34,788,548, respectively.

     The cost of investments for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The tax basis of investments for 2008 will not be finalized by the Fund until after the fiscal year end.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

8.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2008
--------------------------------------------------------------------------------

9.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                   YEARS ENDED DECEMBER 31,
                                      PERIOD FROM
                                     JANUARY 1, 2008
                                     TO JUNE 30, 2008
                                        (UNAUDITED)         2007          2006        2005            2004          2003
                                    -------------------     ----          ----        ----            ----          ----


        Ratio of net investment loss
        to average net assets(a,e)        (1.37)%         (1.41)%       (1.19)%       (1.33)%         (1.22)%        (1.17)%

        Ratio of total expenses to
        average net assets before
        Incentive Allocation(a,b,e)        1.40%           1.43%         1.30%         1.36%           1.24%          1.21%


        Ratio of total expenses to
        average net assets after
        Incentive Allocation(a,b,f,e)      1.40%           2.00%         1.84%         1.70%           1.62%          1.42%

        Portfolio turnover rate           12.75%           2.69%        16.77%        27.86%          26.11%         25.24%

        Total return pre Incentive
        Allocation(d)                     (3.95)%         12.25%        11.63%         7.42%           7.83%          8.73%

        Total return post Incentive
        Allocation(c)                     (3.95)%         11.64%        11.04%         7.05%           7.44%          8.29%

        Average debt ratio(e)              0.92%           1.28%         0.55%         0.99%              -              -

        Net asset value at end
        of period                     $159,414,166     $177,644,870  $178,185,119  $190,765,368   $202,489,210     $234,623,693

(a)  Annualized

(b) Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.

(c) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on Incentive Allocation, if applicable and the timing of capital transactions.

(d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and returns may vary from the above based on the timing of capital transactions.

(e) The average net assets used in the above ratios are calculated using pre-tender net assets.

(f) Ratio of total expenses to average net assets after Incentive Allocation to the Manager may vary from the above for individual Members' due to Incentive Allocation, if applicable, and timing of capital transactions.

                                                                                                 UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       JUNE 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       REALIZED AND
                                                                                                        UNREALIZED
                                                                                   % OF MEMBERS'      GAIN/(LOSS) FROM
INVESTMENT FUND                               COST               FAIR VALUE          CAPITAL            INVESTMENTS
-----------------                       -------------         -------------        ---------        ---------------
Bonanza Partners, L.P.                  $   6,000,000           $ 8,996,644           5.64  %         $ (3,231,163)
Corsair Capital Partners, L.P.              5,000,000             8,555,880           5.37                 913,622
D. Jabro Partners, L.P.                    10,000,000            13,620,797           8.55                 824,345
Delta Institutional, L.P.                   8,000,000             8,787,217           5.51                (364,224)
Eminence Partners, L.P.                             -            18,746,375          11.76                (568,957)
Marea Partners, L.P.                        5,000,000             4,895,314           3.07                 (52,890)
MSG Partners, L.P.                         11,000,000            12,384,851           7.77               1,384,851
North Run Qualified Partners, L.P.         10,000,000             9,685,740           6.08                (314,260)
Pennant Onshore Qualified, L.P.               522,000             4,740,189           2.97                 328,854
Pennant Winward Fund, L.P.                  2,860,000            11,113,467           6.97               1,150,177
Pershing Square, L.P.                       2,000,000            10,472,978           6.57                 147,550
Seneca Capital, L.P.                        4,500,000            10,268,224           6.44              (1,337,657)
Wesley Capital QP, L.P.                     6,750,000            10,300,589           6.46                (798,988)
Yaupon Partners, L.P.                       2,500,000             7,155,085           4.49                 (86,661)
                                        -------------         -------------      ---------            ------------
                                        $  74,132,000         $ 139,723,350          87.65  %         $ (2,005,401)
Redeemed Investment Funds                           -                     -              -              (3,800,794)
                                        -------------         -------------      ---------            ------------
TOTAL                                   $  74,132,000         $ 139,723,350          87.65  %         $ (5,806,195)
                                        =============         =============      =========            ============


                                      INITIAL                                                         DOLLAR AMOUNT OF FAIR
                                     ACQUISITION                                FIRST AVAILABLE          VALUE FOR FIRST
                                       DATE                LIQUIDITY*            REDEMPTION **        AVAILABLE REDEMPTION
                                    ------------         --------------        ----------------     -----------------------
Bonanza Partners, L.P.               4/1/2004               Quarterly
Corsair Capital Partners, L.P.       1/1/2005                Annually
D. Jabro Partners, L.P.              1/1/2006                Annually
Delta Institutional, L.P.            1/1/2006               Quarterly
Eminence Partners, L.P.              3/1/2001             Semi-Annually
Marea Partners, L.P.                 10/1/2007            Semi-Annually           12/31/2008                  4,895,314
MSG Partners, L.P.                   1/1/2008                Annually             12/31/2009                 12,384,851
North Run Qualified Partners, L.P.   1/1/2008             Semi-Annually            6/30/2010                  9,685,740
Pennant Onshore Qualified, L.P.      1/1/2003               Quarterly
Pennant Winward Fund, L.P.           10/1/2004              Quarterly
Pershing Square, L.P.                1/1/2005                Annually
Seneca Capital, L.P.                 7/1/2004                Annually
Wesley Capital QP, L.P.              8/1/2005               Quarterly
Yaupon Partners, L.P.                4/1/2004                Annually


Redeemed Investment Funds

TOTAL

*    Available  frequency  of  redemptions  after  initial  lock up  period.
**   Investment Funds with no date provided can be redeemed in full.



    The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Equity Opportunity Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date     8/26/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer

Date     8/26/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.